SHAREHOLDERS' EQUITY (Schedule of stock Option Plans assumptions) (Details) - 2012 Plan [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	50.00%	49.10%
Expected option life (in years)	4 years 7 months 6 days	4 years 7 months 6 days	4 years 7 months 6 days
Risk free interest rate		4.18%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility			48.00%
Risk free interest rate	3.67%		3.71%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility			54.80%
Risk free interest rate	4.30%		4.54%